Pay vs Performance Disclosure number in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (McCann)(1)	Summary Compensation Table Total for CEO (Bacon)(1)	Compensation Actually Paid to CEO (McCann)(2)	Compensation Actually Paid to CEO (Bacon)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Company Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)	GAAP Net Income (thousands)	Non-GAAP Adjusted EBITDA (thousands)(7)
2025	$2,759,456	$—	$1,690,015	$—	$1,175,930	$597,354	$631.39	$134.40	$39,064	$81,802
2024	$2,816,315	$—	$9,433,359	$—	$1,268,558	$4,738,748	$693.76	$119.14	$30,875	$63,714
2023	$2,021,840	$2,620,078	$6,707,263	$2,267,037	$1,321,349	$4,384,774	$368.78	$106.82	$20,754	$46,801
2022	$—	$1,942,742	$—	$2,221,816	$1,038,156	$1,218,326	$84.43	$91.35	$6,799	$31,765
2021	$—	$1,497,380	$—	$916,923	$986,220	$762,489	$72.99	$114.82	$6,714	$23,276

Company Selected Measure Name			Adjusted EBITDA*
Named Executive Officers, Footnote			During 2023, both Mr. McCann and Charles A. Bacon, III served as the PEO. Mr. Bacon served as President and Chief Executive Officer in 2021, 2022 and through March 28, 2023 and Mr. McCann served as President and Chief Executive Officer beginning on March 29, 2023. The dollar amounts reported reflect the amounts of total compensation reported for each of our PEOs.
Peer Group Issuers, Footnote			The amounts reported in column represent the peer group TSR under SEC rules, from December 31, 2020, the last trading day of 2020, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Benchmark Index, and TSR is calculated in the same manner as the Company’s TSR.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Awards Granted During the Year(2)	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years(3)	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year(4)	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year(5)	Awards Granted in a Fiscal Year Prior to the Covered Period Fiscal Year that Failed to Meet Applicable Vesting Conditions(6)	Compensation Actually Paid to CEO
2025 (McCann)	$2,759,456	$(1,192,150)	$936,349	$7,564	$—	$(821,204)	$—	$1,690,015
2024 (McCann)	$2,816,315	$(1,075,138)	$2,022,593	$5,535,140	$—	$134,449	$—	$9,433,359
2023 (McCann)	$2,021,840	$(613,893)	$2,364,804	$2,858,282	$—	$76,230	$—	$6,707,263
2023 (Bacon)	$2,620,078	$(1,507,218)	$2,065,111	$—	$8,011	$76,230	$(995,175)	$2,267,037
2022 (Bacon)	$1,942,742	$(598,461)	$800,768	$76,767	$—	$—	$—	$2,221,816
2021 (Bacon)	$1,497,380	$(431,550)	$315,000	$(463,907)	$—	$—	$—	$916,923

Non-PEO NEO Average Total Compensation Amount			$ 1,175,930	$ 1,268,558	$ 1,321,349	$ 1,038,156	$ 986,220
Non-PEO NEO Average Compensation Actually Paid Amount			$ 597,354	4,738,748	4,384,774	1,218,326	762,489
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Awards Granted During the Year(2)	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years(3)	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year(5)	Compensation Actually Paid to Non-CEO NEOs
2025	$1,175,930	$(413,491)	$324,771	$(92,412)	$—	$(397,444)	$597,354
2024	$1,268,558	$(404,486)	$760,935	$3,034,350	$—	$79,391	$4,738,748
2023	$1,321,349	$(415,567)	$1,581,970	$1,849,107	$—	$47,915	$4,384,774
2022	$1,038,156	$(319,322)	$427,268	$70,814	$—	$1,410	$1,218,326
2021	$986,220	$(400,725)	$292,500	$(109,411)	$—	$(6,095)	$762,489

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years to that of the Peer Group over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years to that of the Peer Group over the same period.

Tabular List, Table

GAAP Net Income
Adjusted EBITDA*
Adjusted EBITDA Margin*
			(*) Each defined by the Company within Annex A.
Total Shareholder Return Amount			$ 631.39	693.76	368.78	84.43	72.99
Peer Group Total Shareholder Return Amount			134.40	119.14	106.82	91.35	114.82
Net Income (Loss)			$ 39,064,000	$ 30,875,000	$ 20,754,000	$ 6,799,000	$ 6,714,000
Company Selected Measure Amount			81,802	63,714	46,801	31,765	23,276
PEO Name	Charles A. Bacon, III	Mr. McCann	Mr. McCann	Mr. McCann	Charles A. Bacon, III	Charles A. Bacon, III
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of Compensation Actually Paid, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. McCann and Mr. Bacon during the applicable years, as adjusted to (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) the value of equity awards issued and vested during the reported fiscal year. See Table below for further information regarding the calculation for Compensation Actually Paid to CEO.
For service-based RSUs, fair value is based on the closing price of the Company’s common stock on the applicable measurement date. For performance-based RSUs, fair value reflects the probable outcome of the applicable performance conditions as of the measurement date, consistent with ASC 718. For market-based RSUs, including those tied to relative TSR, fair value is determined as of each measurement date using a valuation methodology consistent with ASC 718, such as a Monte Carlo simulation model, reflecting updated assumptions and performance expectations.
(3)    The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, for each applicable fiscal year. For fiscal years 2024 and 2025 this includes Ms. Brooks, Mr. Sharp and Mr. Angerosa. For fiscal year 2023, this includes Ms. Brooks and Mr. Sharp. For fiscal years 2022 and 2021, this includes Ms. Brooks and Mr. McCann.
(4)    The dollar amounts reported represent the average amount of “Compensation Actually Paid”, as computed in accordance with SEC rules, for our NEOs, other than Mr. McCann for fiscal years 2025, 2024 and 2023 and Mr. Bacon for fiscal years 2023, 2022 and 2021 in the Summary Compensation Table. The calculation methodology is consistent with that described in footnote (2), including the adjustments to total compensation for equity award valuation.
(5)    The amounts reported represent cumulative TSR of the Company under SEC rules from December 31, 2020, the last trading day of 2020, through the last trading day for the applicable year in the table. TSR assumes an initial fixed investment of $100 on December 31, 2020 and reinvestment of all dividends, and reflects the change in the Company’s stock price over the measurement period.
(1) Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table, computed in accordance with ASC 718.
(2)    Represents the fair value as of the end of the applicable fiscal year of equity awards granted during such year that remained outstanding and unvested as of year-end, determined in accordance with Item 402(v) of Regulation S-K and ASC 718.
(3)    Represents the year-over-year change in the fair value of unvested equity awards granted in prior years, calculated as the difference between the fair value of such awards as of the end of the current fiscal year and the fair value of such awards as of the end of the prior fiscal year, determined in accordance with ASC 718. For service-based awards, fair value is based on the closing price of the Company’s common stock on the applicable measurement date. For performance-based awards granted prior to 2025, fair value reflects the probable outcome of the applicable performance conditions as of the measurement date.
(4)    As noted within the Summary Compensation Table, Mr. Bacon was granted 1,151 service-based RSU awards on April 30, 2023 for his services as a non-employee Director, which vested on the date of the 2023 Annual Meeting. The amount disclosed above represents the fair value increase of the awards at the time of vesting. The grant date fair value of these awards were included in “All Other Compensation” within the Summary Compensation Table.
(5)    For 2025, the amount represents the change in fair value associated with certain performance-based RSUs granted in prior years that vested during 2025. The amount is calculated as the difference between the fair value of such awards as of December 31, 2024 and the fair value of such awards on the applicable vesting date in 2025, determined in accordance with ASC 718. For performance-based awards, fair value reflects the level of achievement of the applicable performance conditions as of the vesting date. For these awards, the applicable performance factor as of the vesting date was 150% of target.
			(6) Reflects the grant date fair value of certain service-based and performance-based RSUs that were forfeited by Mr. Bacon as a result of his employment transition.
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description			Refer to Annex A for a reconciliation of the Company’s non-GAAP financial measures included in this Proxy Statement. Adjusted EBITDA is the Company-selected measure for purposes of Item 402(v) of Regulation S-K. While the Company transitioned to market-based long-term incentive awards tied to relative TSR beginning in 2025, Adjusted EBITDA continues to be an important financial performance metric used by management to evaluate operating performance.
McCann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,759,456	$ 2,816,315	$ 2,021,840	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,690,015	9,433,359	6,707,263	0	0
Bacon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	2,620,078	1,942,742	1,497,380
PEO Actually Paid Compensation Amount			$ 0	0	2,267,037	2,221,816	916,923
PEO | Measure:: 1
Pay vs Performance Disclosure
Name			GAAP Net Income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA*
PEO | Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin*
PEO | McCann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,192,150)	(1,075,138)	(613,893)
PEO | McCann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			936,349	2,022,593	2,364,804
PEO | McCann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,564	5,535,140	2,858,282
PEO | McCann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(821,204)	134,449	76,230
PEO | McCann [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | McCann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Bacon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,507,218)	(598,461)	(431,550)
PEO | Bacon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,065,111	800,768	315,000
PEO | Bacon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	76,767	(463,907)
PEO | Bacon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					76,230	0	0
PEO | Bacon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(995,175)	0	0
PEO | Bacon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,011	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(413,491)	(404,486)	(415,567)	(319,322)	(400,725)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			324,771	760,935	1,581,970	427,268	292,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(92,412)	3,034,350	1,849,107	70,814	(109,411)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(397,444)	79,391	47,915	1,410	(6,095)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0